Income taxes (Details Narrative) - HKD ($) $ in Millions	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income tax rate	16.50%	16.50%
HONG KONG
Income tax rate	8.25%
Assessable profits	$ 2
HONG KONG | Assessable Profits [Member]
Income tax rate	16.50%
CHINA
Income tax rate	25.00%